Subsequent Events - Narrative (Details) - Subsequent Event - Broad Arrow Group, Inc. $ in Thousands	Jan. 05, 2022 USD ($) director founder
Subsequent Event [Line Items]
Payments to acquire equity method investments | $	$ 15,250
Equity method investment, ownership percentage	40.00%
Number of directors appointed by investor	2
Number of directors of investee	7
Number of investee founders employed at investor | founder	3